Pensions and other postretirement benefits (Details 7) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Pensions [Member]
Pension And Other Postretirement Benefit Plans Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year [Line Items]
Estimated prior service cost that will be amortized from AOCI into net periodic benefit cost (income) over the next fiscal year	4
Estimated net actuarial gain (loss) that will be amortized from AOCI over the next fiscal year	(236)
Components of net periodic benefit cost (income) [Abstract]
Service costs	134		124		99
Interest costs	740		788		837
Settlement loss (gain)	(12)	[1]	3	[1]	0	[1]
Expected return on plan assets	(994)		(1,005)		(1,009)
Amortization of prior service costs	4		2		0
Amortization of net actuarial loss (gain)	119		8		3
Net periodic benefit cost (income)	(9)		(80)		(70)
Other postretirement benefits [Member]
Pension And Other Postretirement Benefit Plans Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year [Line Items]
Estimated prior service cost that will be amortized from AOCI into net periodic benefit cost (income) over the next fiscal year	1
Estimated net actuarial gain (loss) that will be amortized from AOCI over the next fiscal year	1
Components of net periodic benefit cost (income) [Abstract]
Service costs	4		4		3
Interest costs	13		14		16
Curtailment gain	(6)		(1)		(1)
Amortization of prior service costs	3		2		2
Amortization of net actuarial loss (gain)	0		0		(2)
Net periodic benefit cost (income)	14		19		18

[1]	(1) Includes the settlement gain related to the termination of the former CEO's retirement benefit plan.